Parent company only condensed financial information - Condensed statements of operations and comprehensive loss (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cost of revenues:
Origination and servicing cost	$ (47,028)	¥ (323,342,000)	¥ (177,662,000)	¥ (27,087,000)
Cost of revenues	(80,741)	(555,137,000)	(372,413,000)	(59,854,000)
Operating expenses:
Sales and marketing expenses	(14,496)	(99,671,000)	(72,076,000)	(72,010,000)
General and administrative expenses	(45,521)	(312,979,000)	(106,323,000)	(72,849,000)
Research and development expenses	(13,816)	(94,989,000)	(71,517,000)	(51,172,000)
Total operating expenses	(73,833)	(507,639,000)	(249,916,000)	(196,031,000)
Change in fair value of convertible loans	(1,389)	(9,552,000)	(7,042,000)
Share of loss from equity method investments	(386)	(2,652,000)	(2,455,000)
Other income, net	1,283	8,822,000	(1,238,000)	684,000
(Loss)/income before income tax expense	1,146	7,880,000	(66,344,000)	(200,327,000)
Income tax expense	(831)	(5,709,000)	(18,516,000)	(167,000)
Net (loss)/income	315	2,171,000	(84,860,000)	(200,494,000)
Other comprehensive income:
Foreign currency translation adjustments net of nil tax	4,388	30,173,000	841,000
Total other comprehensive income	4,388	30,173,000	841,000
Total comprehensive (loss)/income	4,703	32,344,000	(84,019,000)	(200,494,000)
Foreign currency translation adjustments, tax		0	¥ 0	¥ 0
Parent Company
Cost of revenues:
Origination and servicing cost	(49)	(337,000)
Cost of revenues	(49)	(337,000)
Operating expenses:
Sales and marketing expenses	(1,620)	(11,137,000)
General and administrative expenses	(14,856)	(102,141,000)
Research and development expenses	(2,716)	(18,675,000)
Total operating expenses	(19,192)	(131,953,000)
Change in fair value of convertible loans	(1,389)	(9,552,000)
Equity in gain of subsidiaries, VIEs and VIE's subsidiaries	19,140	131,594,000
Share of loss from equity method investments	(246)	(1,690,000)
Other income, net	2,051	14,109,000
(Loss)/income before income tax expense	315	2,171,000
Income tax expense	0	0
Net (loss)/income	315	2,171,000
Other comprehensive income:
Foreign currency translation adjustments net of nil tax	4,388	30,173,000
Total other comprehensive income	4,388	30,173,000
Total comprehensive (loss)/income	$ 4,703	32,344,000
Foreign currency translation adjustments, tax		¥ 0